Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES:
Net loss	$ (278)	$ (539)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9	53
Stock-based compensation	40	87
Change in allowance for doubtful accounts	(17)	11
Changes in operating assets and liabilities:
Accounts receivable	(616)	(598)
Inventory	(37)	(528)
Prepaid expenses and other current assets	(34)	(20)
Other assets	10	11
Accounts payable	471	1,352
Accrued expenses	(91)	(91)
Taxes payable	(23)	(9)
Other liabilities	(16)	7
Net cash used in operating activities	(582)	(264)
INVESTING ACTIVITIES:
Purchase of fixed assets	(14)	0
Sale of fixed assets	0	1
Net cash (used in) provided by investing activities	(14)	1
FINANCING ACTIVITIES:
Payment of capital lease obligations	(3)	(3)
Net proceeds from line of credit	248	0
Net cash provided (used in) by financing activities	245	(3)
Net decrease in cash and cash equivalents	(351)	(266)
Effect of exchange rate changes on cash	(30)	(16)
Cash and cash equivalents, beginning of period	857	1,464
Cash and cash equivalents, end of period	476	1,182
Supplemental disclosure:
Interest Paid	8	1
Income Taxes Paid	$ 29	$ 2